CONTRACTUAL COMMITMENTS	12 Months Ended
Dec. 31, 2024
Contractual Commitments [Abstract]
CONTRACTUAL COMMITMENTS	CONTRACTUAL COMMITMENTS
(a)Commitments
There were no material contractual commitments for capital expenditures as at December 31, 2024.
(b)Lease liabilities
The following table summarizes the company’s undiscounted maturity schedule for lease obligations as at December 31, 2024 and 2023:

(US$ MILLIONS)	2024	2023
Lease obligations
Less than 1 year	$53	$55
1 to 5 years	116	136
5+ years	309	348
Total	$478	$539